Other equity instruments and own shares (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 08, 2017
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Fidelity bonds, nominal value					€ 981
Reserve of equity component of convertible instruments	€ 0	€ 0	€ 720		€ 686
Equity	€ 112,748	€ 107,327	€ 104,241	€ 97,585
Share capital (in shares)	14,689,319,502	15,152,492,322	16,184,146,059	16,794,401,584
Treasury shares, held by the group, as a percentage of issued share capital (in percentage)	0.075%	0.102%	1.84%
Purchase of treasury shares (in shares)	584,363,745	930,610,636
Average purchase price of bank shares (in euro per share)	€ 6.98	€ 4.34
Treasury shares, number of shares amortized (in shares)	463,172,820	1,031,653,737
Treasury shares, number of shares transferred (in shares)	125,643,093	181,243,113
Average selling price of bank shares (in euro per share)	€ 6.48	€ 4.22
Treasury shares, number of shares transferred through donations (in shares)		22,167,105
Net profit from transaction with treasury shares	€ 34	€ 8	€ 13
2023 Program, Second
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)		403,030,171
2024 Program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)		341,781,250
2024 Program, Second
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)	267,166,950
2025 Program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)	196,005,870
Other equity instruments
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Equity	€ 273	€ 217	195	€ 175
(-) Own shares
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Equity	€ (96)	€ (68)	€ (1,078)	€ (675)
Share capital (in shares)	11,077,291	15,529,459	297,815,673